Minimum Aggregate Rental Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2017	$ 194
2018	207
2019	212
2020	217
2021	222
All future years	1,489
Aggregate total	$ 2,541